FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781
                                   ---------

                              TEMPLETON FUNDS, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 5/31/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.




Templeton Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
MAY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Templeton Foreign Fund ...............................................    3

Templeton World Fund .................................................   10

Notes to Statements of Investments ...................................   16

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Templeton Funds, Inc.

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                          INDUSTRY                      SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 89.6%
    COMMON STOCKS 87.1%
    ARGENTINA 0.0% a
  b Inversiones y Representacion SA, GDR .......                   Real Estate                       62,235       $         733,751
                                                                                                                  ------------------
    AUSTRALIA 1.1%
    Alumina Ltd. ...............................                 Metals & Mining                 19,351,930              96,396,199
    Qantas Airways Ltd. ........................                    Airlines                     50,713,189             120,201,284
                                                                                                                  ------------------
                                                                                                                        216,597,483
                                                                                                                  ------------------
    BELGIUM 0.0% a
    Umicore ....................................                    Chemicals                        14,167               2,050,181
                                                                                                                  ------------------
    BERMUDA 2.6%
    ACE Ltd. ...................................                    Insurance                     6,319,864             327,179,359
    XL Capital Ltd., A .........................                    Insurance                     2,740,591             173,424,598
                                                                                                                  ------------------
                                                                                                                        500,603,957
                                                                                                                  ------------------
    BRAZIL 0.1%
    Contax Participacoes SA, ADR ...............         Commercial Services & Supplies           6,861,122               4,874,265
    Empresa Brasileira de Aeronautica SA, ADR ..               Aerospace & Defense                  142,559               4,768,598
    Gol Linhas Aereas Inteligentes SA, ADR .....                    Airlines                         42,200               1,319,172
    Petroleo Brasileiro SA, ADR ................           Oil, Gas & Consumable Fuels               17,900               1,554,615
                                                                                                                  ------------------
                                                                                                                         12,516,650
                                                                                                                  ------------------
    CANADA 1.2%
    BCE Inc. ...................................     Diversified Telecommunication Services       9,773,347             235,678,804
                                                                                                                  ------------------
    CHINA 1.9%
    Bank of China Ltd., H ......................                Commercial Banks                  1,051,000                 399,635
    China Mobile (Hong Kong) Ltd. ..............       Wireless Telecommunication Services       19,363,593             100,958,642
    China Shenhua Energy Co. Ltd., H ...........           Oil, Gas & Consumable Fuels           90,534,714             155,205,035
    China Telecom Corp. Ltd., H ................     Diversified Telecommunication Services     307,835,042             100,188,636
    Guangdong Electric Power Development
      Co. Ltd., B ..............................  Independent Power Producers & Energy Traders       10,859                   5,585
                                                                                                                  ------------------
                                                                                                                        356,757,533
                                                                                                                  ------------------
    DENMARK 0.6%
  b Vestas Wind Systems AS .....................              Electrical Equipment                3,276,408              84,460,920
b,c Vestas Wind Systems AS, 144A ...............              Electrical Equipment                  920,853              23,738,219
                                                                                                                  ------------------
                                                                                                                        108,199,139
                                                                                                                  ------------------
    FINLAND 2.4%
    Fortum OYJ .................................               Electric Utilities                    64,000               1,589,022
    Nokia OYJ, A ...............................            Communications Equipment                 42,300                 905,948
    Nokian Renkaat OYJ .........................                 Auto Components                     97,650               1,460,594
    Stora Enso OYJ, R (EUR/FIM Traded) .........             Paper & Forest Products             11,962,031             167,269,226
    Stora Enso OYJ, R (SEK Traded) .............             Paper & Forest Products              2,237,714              31,275,045
    UPM-Kymmene OYJ ............................             Paper & Forest Products             11,437,285             245,394,468
                                                                                                                  ------------------
                                                                                                                        447,894,303
                                                                                                                  ------------------
    FRANCE 4.7%
  b Eutelsat Communications ....................                      Media                       3,628,738              55,997,479
    France Telecom SA ..........................     Diversified Telecommunication Services      10,674,343             238,875,586
    Sanofi-Aventis .............................                 Pharmaceuticals                  3,501,347             330,068,594
  c Sanofi-Aventis, 144A .......................                 Pharmaceuticals                    579,090              54,590,254


                                         Quarterly Statements of Investments | 3

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                          INDUSTRY                      SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    FRANCE (CONTINUED)
    Schneider Electric SA ......................              Electrical Equipment                   16,543       $       1,716,396
  b Societe BIC SA .............................         Commercial Services & Supplies             778,359              52,125,786
    Societe Generale, A ........................                Commercial Banks                     21,135               3,256,065
    Total SA, B ................................           Oil, Gas & Consumable Fuels               34,620               2,245,246
  b Valeo SA ...................................                 Auto Components                  1,841,292              70,563,518
    Vinci SA ...................................           Construction & Engineering               632,021              58,081,395
b,d Vinci SA, Reg S ............................           Construction & Engineering               114,913              10,560,262
                                                                                                                  ------------------
                                                                                                                        878,080,581
                                                                                                                  ------------------
    GERMANY 4.0%
    BASF AG ....................................                    Chemicals                     3,862,889             314,145,055
    Bayer AG, Br. ..............................                    Chemicals                        41,256               1,850,339
    Celesio AG .................................        Health Care Providers & Services            737,694              71,007,228
    Commerzbank AG .............................                Commercial Banks                     55,509               2,080,306
    Deutsche Post AG ...........................             Air Freight & Logistics              3,731,655             100,679,247
    E.ON AG ....................................               Electric Utilities                    14,155               1,631,497
    Fresenius Medical Care AG & Co. KGaA .......        Health Care Providers & Services              9,621               1,077,834
    Hypo Real Estate Holding AG ................           Thrifts & Mortgage Finance                50,769               3,198,221
    Karstadtquelle AG ..........................                Multiline Retail                     15,171                 424,283
    Siemens AG .................................            Industrial Conglomerates              2,916,935             249,965,169
                                                                                                                  ------------------
                                                                                                                        746,059,179
                                                                                                                  ------------------
    GUERNSEY ISLANDS 1.8%
b,d KKR Private Equity Investors LP, Reg S .....         Diversified Financial Services          14,356,830             345,568,898
                                                                                                                  ------------------
    HONG KONG 7.6%
    Cheung Kong (Holdings) Ltd. ................                   Real Estate                   51,463,459             557,871,272
    Hang Lung Group Ltd. .......................                   Real Estate                   37,377,522              86,479,663
    Hong Kong Electric Holdings Ltd. ...........               Electric Utilities                26,308,873             116,145,356
    Hutchison Whampoa Ltd. .....................            Industrial Conglomerates             30,502,257             277,572,033
    MTR Corp. Ltd. .............................                   Road & Rail                   37,463,901              90,542,670
    Shangri-La Asia Ltd. .......................          Hotels, Restaurants & Leisure           3,786,100               7,393,392
    Swire Pacific Ltd., A ......................                   Real Estate                   22,944,714             217,522,584
    Yue Yuen Industrial Holdings Ltd. ..........        Textiles, Apparel & Luxury Goods         19,896,244              54,496,557
  c Yue Yuen Industrial Holdings Ltd. 144A .....        Textiles, Apparel & Luxury Goods          6,749,440              18,486,969
                                                                                                                  ------------------
                                                                                                                      1,426,510,496
                                                                                                                  ------------------
    INDIA 1.4%
    Gail India Ltd. ............................                  Gas Utilities                  15,336,532              78,149,918
  c Gail India Ltd., GDR, 144A .................                  Gas Utilities                      31,782                 969,351
    Hindustan Petroleum Corp. Ltd. .............           Oil, Gas & Consumable Fuels            6,981,220              46,194,446
    Housing Development Finance Corp. Ltd. .....           Thrifts & Mortgage Finance               812,922              19,777,703
    ICICI Bank Ltd., ADR .......................                Commercial Banks                     42,400               1,127,840
  b Reliance Industries Ltd. ...................           Oil, Gas & Consumable Fuels              936,500              19,278,577
    Tata Motors Ltd. ...........................                    Machinery                     5,815,200              99,250,213
                                                                                                                  ------------------
                                                                                                                        264,748,048
                                                                                                                  ------------------
    IRELAND 0.0% a
    Anglo Irish Bancorp PLC ....................                Commercial Banks                    102,885               1,608,786
    CRH PLC ....................................             Construction Materials                  47,872               1,611,249
                                                                                                                  ------------------
                                                                                                                          3,220,035
                                                                                                                  ------------------


4 | Quarterly Statements of Investments

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                          INDUSTRY                      SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    ISRAEL 0.9%
  b Check Point Software Technologies Ltd. .....                    Software                      8,907,382       $     172,090,620
                                                                                                                  ------------------
    ITALY 2.7%
    Banca Intesa SpA ...........................                Commercial Banks                    318,515               1,844,371
    Banca Italease .............................         Diversified Financial Services              38,362               1,984,444
    Capitalia SpA ..............................                Commercial Banks                    196,973               1,632,156
    Eni SpA ....................................           Oil, Gas & Consumable Fuels            8,195,030             246,728,851
    Saras SpA Raffinerie Sarde .................           Oil, Gas & Consumable Fuels              193,263               1,283,213
    UniCredito Italiano SpA ....................                Commercial Banks                 32,513,710             247,953,285
                                                                                                                  ------------------
                                                                                                                        501,426,320
                                                                                                                  ------------------
    JAPAN 12.2%
    Acom Co. Ltd. ..............................                Consumer Finance                  1,664,269              98,524,654
    AEON Co. Ltd. ..............................            Food & Staples Retailing                 74,500               1,581,657
    Canon Inc. .................................               Office Electronics                    29,600               2,071,514
    Credit Saison Co. Ltd. .....................                Consumer Finance                     31,200               1,557,575
    Daito Trust Construction Co. Ltd. ..........               Household Durables                    30,100               1,631,001
    East Japan Railway Co. .....................                   Road & Rail                        3,147              22,515,449
    Fanuc Ltd. .................................                    Machinery                         9,029                 805,266
    Fuji Photo Film Co. Ltd. ...................          Leisure Equipment & Products            2,829,585              92,744,350
    Hitachi Ltd. ...............................       Electronic Equipment & Instruments        10,179,585              69,101,816
  b Konica Minolta Holdings Ltd. ...............               Office Electronics                 7,874,668              95,070,430
    Makita Corp. ...............................               Household Durables                 3,756,592             117,207,207
    Matsushita Electric Industrial Co. Ltd. ....               Household Durables                    29,463                 640,923
    Mitsubishi Corp. ...........................        Trading Companies & Distributors            111,700               2,373,010
    Mitsubishi UFJ Financial Group Inc. ........                Commercial Banks                     22,198             304,934,858
    Mitsui Fudosan Co. Ltd. ....................      Real Estate Management & Development           83,000               1,704,835
    NEC Corp. ..................................             Computers & Peripherals              2,222,004              13,388,961
    Nidec Corp. ................................       Electronic Equipment & Instruments            12,200                 922,933
    Nippon Telegraph & Telephone Corp. .........     Diversified Telecommunication Services          23,321             115,388,170
    The Nishi-Nippon City Bank Ltd. ............                Commercial Banks                    252,000               1,165,732
    Nomura Holdings Inc. .......................                 Capital Markets                  8,702,592             171,316,659
    Pioneer Corp. ..............................               Household Durables                    42,769                 710,498
    Sega Sammy Holdings Inc. ...................          Leisure Equipment & Products               44,200               1,765,472
    Shinsei Bank Ltd. ..........................                Commercial Banks                 30,737,383             204,743,890
  c Shinsei Bank Ltd., 144A ....................                Commercial Banks                  2,439,641              16,250,622
    Sompo Japan Insurance Inc. .................                    Insurance                    12,865,376             164,220,733
    Sony Corp. .................................               Household Durables                 5,462,304             246,472,016
    Sumitomo Mitsui Financial Group Inc. .......                Commercial Banks                     30,204             308,634,107
    Takeda Pharmaceutical Co. Ltd. .............                 Pharmaceuticals                  3,713,444             240,505,048
    Toyota Motor Corp. .........................                   Automobiles                       22,500               1,203,686
                                                                                                                  ------------------
                                                                                                                      2,299,153,072
                                                                                                                  ------------------
    MEXICO 0.4%
    Fomento Economico Mexicano
      SA de CV, ADR ............................                    Beverages                        17,800               1,527,062
    Telefonos de Mexico
      SA de CV (Telmex), L, ADR ................     Diversified Telecommunication Services       4,131,619              81,764,740
                                                                                                                  ------------------
                                                                                                                         83,291,802
                                                                                                                  ------------------


                                         Quarterly Statements of Investments | 5

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                          INDUSTRY                      SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    NETHERLANDS 4.0%
    Akzo Nobel NV ..............................                    Chemicals                        76,574       $       4,134,844
    ING Groep NV ...............................                 Capital Markets                  9,125,835             357,096,661
    Koninklijke Philips Electronics NV .........               Household Durables                 9,382,279             295,100,044
    Reed Elsevier NV ...........................                      Media                       7,192,917             104,821,866
                                                                                                                  ------------------
                                                                                                                        761,153,415
                                                                                                                  ------------------
    NORWAY 0.6%
    Aker Kvaerner ASA ..........................           Energy Equipment & Services               11,820               1,189,659
    Norsk Hydro ASA ............................           Oil, Gas & Consumable Fuels               84,600               2,351,314
    Telenor ASA ................................     Diversified Telecommunication Services       8,971,966             113,245,139
                                                                                                                  ------------------
                                                                                                                        116,786,112
                                                                                                                  ------------------
    PHILIPPINES 0.4%
    Ayala Land Inc. ............................                   Real Estate                  103,610,270              25,971,311
    Philippine Long Distance Telephone Co. .....     Diversified Telecommunication Services       1,508,170              56,349,520
    Philippine Long Distance Telephone Co.,
      ADR ......................................     Diversified Telecommunication Services          11,909                 448,493
                                                                                                                  ------------------
                                                                                                                         82,769,324
                                                                                                                  ------------------
    PORTUGAL 0.0% a
    Portugal Telecom SGPS SA ...................     Diversified Telecommunication Services          58,773                 690,017
                                                                                                                  ------------------
    RUSSIA 0.3%
  d Gazprom OAO, ADR, Reg S ....................           Oil, Gas & Consumable Fuels               24,786               1,057,123
  b Mobile Telesystems, ADR ....................       Wireless Telecommunication Services        1,579,568              47,387,040
  c Novolipetsk Steel, GDR, 144A ...............                 Metals & Mining                     41,348                 992,352
                                                                                                                  ------------------
                                                                                                                         49,436,515
                                                                                                                  ------------------
    SINGAPORE 0.4%
    United Overseas Bank Ltd. ..................                Commercial Banks                     91,238                 860,845
    UOL Group Ltd. .............................                   Real Estate                        9,125                  16,757
    Venture Corp. Ltd. .........................       Electronic Equipment & Instruments         9,541,633              68,275,362
                                                                                                                  ------------------
                                                                                                                         69,152,964
                                                                                                                  ------------------
    SOUTH AFRICA 0.7%
    Old Mutual PLC (GBP Traded) ................                    Insurance                    41,309,247             130,001,528
                                                                                                                  ------------------
    SOUTH KOREA 5.1%
    Hana Financial Group Inc. ..................                Commercial Banks                  5,300,464             240,446,130
    Kookmin Bank ...............................                Commercial Banks                  1,699,910             139,307,418
    KT Corp., ADR ..............................     Diversified Telecommunication Services       4,753,831             104,821,974
    Samsung Electronics Co. Ltd. ...............    Semiconductors & Semiconductor Equipment        493,974             319,670,179
  c Samsung Electronics Co. Ltd., GDR, 144A ....    Semiconductors & Semiconductor Equipment          3,000                 947,250
  d Samsung Electronics Co. Ltd., GDR, Reg S ...    Semiconductors & Semiconductor Equipment          7,478               2,361,178
    Shinhan Financial Group Co. Ltd. ...........                Commercial Banks                  3,337,030             155,612,798
                                                                                                                  ------------------
                                                                                                                        963,166,927
                                                                                                                  ------------------
    SPAIN 3.1%
  c Gamesa Corp. Tecnologica SA, 144A ..........              Electrical Equipment                9,329,770             194,914,844
    Grupo Ferrovial SA .........................           Construction & Engineering                17,832               1,411,313
    Repsol YPF SA ..............................           Oil, Gas & Consumable Fuels            8,288,529             231,271,578


6 | Quarterly Statements of Investments

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                          INDUSTRY                      SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    SPAIN (CONTINUED)
    Telefonica SA ..............................     Diversified Telecommunication Services       9,275,210       $     151,810,224
    Telefonica SA, ADR .........................     Diversified Telecommunication Services           7,523                 369,680
                                                                                                                  ------------------
                                                                                                                        579,777,639
                                                                                                                  ------------------
    SWEDEN 2.0%
    Assa Abloy AB, B ...........................                Building Products                    84,200               1,491,400
    Electrolux AB, B ...........................               Household Durables                 4,992,742             138,524,150
    Holmen AB, B ...............................             Paper & Forest Products              1,189,392              48,471,036
    Nordea Bank AB .............................                Commercial Banks                  6,753,975              81,544,914
    Securitas AB, B ............................         Commercial Services & Supplies           5,593,146             106,808,849
                                                                                                                  ------------------
                                                                                                                        376,840,349
                                                                                                                  ------------------
    SWITZERLAND 0.3%
    Credit Suisse Group ........................                 Capital Markets                     37,329               2,155,275
    Lonza Group AG .............................                    Chemicals                       695,817              47,512,803
    Roche Holding AG ...........................                 Pharmaceuticals                     13,176               2,051,366
                                                                                                                  ------------------
                                                                                                                         51,719,444
                                                                                                                  ------------------
    TAIWAN 4.2%
    Chunghwa Telecom Co. Ltd., ADR .............     Diversified Telecommunication Services      10,163,994             208,260,237
  e Compal Electronics Inc. ....................             Computers & Peripherals            183,833,780             188,223,755
    Lite-On Technology Corp. ...................             Computers & Peripherals            113,393,400             177,337,579
    Mega Financial Holding Co. Ltd. ............                Commercial Banks                147,528,000             105,459,379
    Taiwan Semiconductor Manufacturing
      Co. Ltd. .................................    Semiconductors & Semiconductor Equipment     56,366,058             106,098,745
                                                                                                                  ------------------
                                                                                                                        785,379,695
                                                                                                                  ------------------
    TURKEY 0.0% a
    Turkcell Iletisim Hizmetleri AS, ADR .......       Wireless Telecommunication Services           80,100               1,086,504
                                                                                                                  ------------------
    UNITED KINGDOM 20.4%
    Amvescap PLC ...............................                 Capital Markets                 29,540,011             286,487,396
    AstraZeneca PLC ............................                 Pharmaceuticals                     16,685                 881,327
    Aviva PLC ..................................                    Insurance                     9,353,614             129,816,368
    Boots Group PLC ............................            Food & Staples Retailing             11,363,877             149,958,003
    BP PLC .....................................           Oil, Gas & Consumable Fuels           26,656,227             311,619,626
    BP PLC, ADR ................................           Oil, Gas & Consumable Fuels                4,857                 343,390
    British Sky Broadcasting Group PLC .........                      Media                      38,142,700             379,193,433
    Burberry Group PLC .........................        Textiles, Apparel & Luxury Goods          9,602,235              78,487,388
    Centrica PLC ...............................                 Multi-Utilities                 26,732,570             139,255,392
    Compass Group PLC ..........................          Hotels, Restaurants & Leisure          33,308,392             147,343,478
    Electrocomponents PLC ......................       Electronic Equipment & Instruments        18,659,023              88,386,200
    GKN PLC ....................................                 Auto Components                 26,770,320             136,072,142
    GlaxoSmithKline PLC ........................                 Pharmaceuticals                 16,175,844             447,790,393
    Informa PLC ................................                      Media                          37,015                 296,151
    Kensington Group PLC .......................           Thrifts & Mortgage Finance                84,832               1,639,103
    Kingfisher PLC .............................                Specialty Retail                 14,843,238              62,884,406
    Pearson PLC ................................                      Media                      20,027,289             270,274,210
    Prudential PLC .............................                    Insurance                       139,189               1,517,818
    Reed Elsevier PLC ..........................                      Media                       5,959,496              57,964,085
    Rio Tinto PLC ..............................                 Metals & Mining                     32,092               1,777,984


                                         Quarterly Statements of Investments | 7

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                          INDUSTRY                      SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    UNITED KINGDOM (CONTINUED)
    Rolls-Royce Group PLC ......................               Aerospace & Defense                  218,660       $       1,689,139
    Royal Bank of Scotland Group PLC ...........                Commercial Banks                  4,827,438             155,668,260
    Royal Dutch Shell PLC, A ...................           Oil, Gas & Consumable Fuels            4,440,204             146,202,029
    Royal Dutch Shell PLC, B ...................           Oil, Gas & Consumable Fuels            6,768,324             232,180,947
    Shire PLC ..................................                 Pharmaceuticals                  3,089,209              45,185,610
    Smiths Group PLC ...........................            Industrial Conglomerates              5,446,707              90,365,725
    Tesco PLC ..................................            Food & Staples Retailing                253,298               1,518,469
    Unilever PLC ...............................                  Food Products                   7,744,676             173,108,045
    Vodafone Group PLC .........................       Wireless Telecommunication Services       84,386,012             194,142,975
    Whitbread PLC ..............................          Hotels, Restaurants & Leisure              78,519               1,542,092
    William Morrison Supermarkets PLC ..........            Food & Staples Retailing             32,904,770             120,477,719
                                                                                                                  ------------------
                                                                                                                      3,854,069,303
                                                                                                                  ------------------
    TOTAL COMMON STOCKS
      (COST $12,257,917,427) ...................                                                                     16,423,210,588
                                                                                                                  ------------------
    PREFERRED STOCKS 1.8%
    BRAZIL 1.4%
    Companhia Vale do Rio Doce,
      ADR, pfd., A .............................                 Metals & Mining                  3,218,391             125,549,433
    TeleNorte Leste Participacoes
      SA, ADR, pfd. ............................     Diversified Telecommunication Services       9,950,430             130,549,641
                                                                                                                  ------------------
                                                                                                                        256,099,074
                                                                                                                  ------------------
    GERMANY 0.0% a
    Fresenius AG, pfd. .........................        Health Care Equipment & Supplies              7,466               1,221,505
                                                                                                                  ------------------
    UNITED STATES 0.4%
    XL Capital Ltd., 6.50%, cvt. pfd. ..........                    Insurance                     3,775,444              80,794,502
                                                                                                                  ------------------
    TOTAL PREFERRED STOCKS
      (COST $260,895,035) ......................                                                                        338,115,081
                                                                                                                  ------------------

                                                                                                -----------
                                                                                                 PRINCIPAL
                                                                                                  AMOUNT f
                                                                                                -----------
    BONDS & NOTES 0.7%
    CANADA 0.0% a
    Government of Canada, 3.25%, 12/01/06                                                         4,797,000 CAD           4,336,035
                                                                                                                  ------------------
    LUXEMBOURG 0.4%
  c Repcon Luxembourg SA, cvt., 144A, 4.50%, 1/26/11                                             65,339,393              83,389,400
                                                                                                                  ------------------
    SINGAPORE 0.0% a
    Government of Singapore, 1.75%, 2/01/07                                                       6,846,000 SGD           4,309,312
                                                                                                                  ------------------
    UNITED STATES 0.3%
    Federal Home Loan Mortgage Corp., 5.50%, 12/01/35                                            48,982,934              47,254,338
                                                                                                                  ------------------
    TOTAL BONDS & NOTES
      (COST $137,711,178) ......................                                                                        139,289,085
                                                                                                                  ------------------
    TOTAL LONG TERM INVESTMENTS
      (COST $12,656,523,640) ...................                                                                     16,900,614,754
                                                                                                                  ------------------


8 | Quarterly Statements of Investments

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                                                   PRINCIPAL AMOUNT f          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 8.9%
    GOVERNMENT AND AGENCY
      SECURITIES 8.9%
    SWEDEN 0.0% a
  g Government of Sweden, Strip, 12/20/06 ......                                                 33,075,000 SEK   $       4,518,625
                                                                                                                  ------------------
    THAILAND 0.2%
  g Thailand Treasury Bills,
      8/24/06 - 2/22/07 ........................                                              1,286,493,000 THB          33,026,450
                                                                                                                  ------------------
    UNITED STATES 8.7%
  g U.S. Treasury Bills,
      6/15/06 - 10/05/06 .......................                                              1,647,394,000           1,630,299,025
                                                                                                                  ------------------
    TOTAL SHORT TERM INVESTMENTS
      (COST $1,665,478,874) ....................                                                                      1,667,844,100
                                                                                                                  ------------------
    TOTAL INVESTMENTS
      (COST $14,322,002,514) 98.5% .............                                                                     18,568,458,854
    OTHER ASSETS, LESS
      LIABILITIES 1.5% .........................                                                                        292,082,153
                                                                                                                  ------------------
    NET ASSETS 100.0% ..........................                                                                  $  18,860,541,007
                                                                                                                  ==================

See Currency and Selected Portfolio Abbreviations on page 15.

a     Rounds to less than 0.1% of net assets.

b     Non-income producing.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At May 31, 2006, the aggregate value of these securities was $394,279,261, representing 2.09% of net assets.

d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At May 31, 2006, the aggregate value of these securities was $359,547,461, representing 1.91% of net assets.

e     See Note 2 regarding holdings of 5% voting securities.

f     The principal amount is stated in U.S. dollars unless otherwise indicated.

g     The security is traded on a discount basis with no stated coupon rate.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

Templeton Funds, Inc.

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON WORLD FUND                                            INDUSTRY                      SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 92.9%
    COMMON STOCKS 90.1%
    ARGENTINA 0.1%
  a Inversiones y Representacion SA, GDR .......                   Real Estate                      412,989       $       4,869,140
                                                                                                                  ------------------
    AUSTRALIA 0.6%
    Qantas Airways Ltd. ........................                    Airlines                     24,531,898              58,145,932
                                                                                                                  ------------------
    BERMUDA 3.5%
    Accenture Ltd., A ..........................                   IT Services                    3,329,760              93,732,744
    ACE Ltd. ...................................                    Insurance                     2,748,900             142,310,553
    XL Capital Ltd., A .........................                    Insurance                     1,230,052              77,837,691
                                                                                                                  ------------------
                                                                                                                        313,880,988
                                                                                                                  ------------------
    CHINA 0.5%
    China Mobile (Hong Kong) Ltd. ..............       Wireless Telecommunication Services        9,294,300              48,458,977
                                                                                                                  ------------------
    FINLAND 2.4%
    Stora Enso OYJ, R (EUR/FIM Traded) .........             Paper & Forest Products              6,902,980              96,526,762
    UPM-Kymmene OYJ ............................             Paper & Forest Products              5,421,310             116,317,770
                                                                                                                  ------------------
                                                                                                                        212,844,532
                                                                                                                  ------------------
    FRANCE 3.7%
    France Telecom SA ..........................     Diversified Telecommunication Services       4,961,280             111,025,912
    Sanofi-Aventis .............................                 Pharmaceuticals                  1,380,621             130,149,806
  a Societe BIC SA .............................         Commercial Services & Supplies             621,001              41,587,706
  a Valeo SA ...................................                 Auto Components                  1,282,164              49,136,152
                                                                                                                  ------------------
                                                                                                                        331,899,576
                                                                                                                  ------------------
    GERMANY 2.0%
    Deutsche Post AG ...........................             Air Freight & Logistics              3,158,400              85,212,951
    Siemens AG .................................            Industrial Conglomerates              1,135,130              97,274,352
                                                                                                                  ------------------
                                                                                                                        182,487,303
                                                                                                                  ------------------
    GUERNSEY ISLANDS 1.7%
a,b KKR Private Equity Investors LP, Reg S .....         Diversified Financial Services           6,450,170             155,255,592
                                                                                                                  ------------------
    HONG KONG 5.9%
    Cheung Kong (Holdings) Ltd. ................                   Real Estate                   30,850,451             334,423,311
    Hutchison Whampoa Ltd. .....................            Industrial Conglomerates             13,935,060             126,809,728
    New World Development Co. Ltd. .............                   Real Estate                   17,382,443              28,006,566
    Shangri-La Asia Ltd. .......................          Hotels, Restaurants & Leisure             663,938               1,296,520
    Swire Pacific Ltd., A ......................                   Real Estate                    4,326,500              41,016,482
                                                                                                                  ------------------
                                                                                                                        531,552,607
                                                                                                                  ------------------
    INDIA 0.1%
    Housing Development Finance Corp. Ltd. .....           Thrifts & Mortgage Finance               354,870               8,633,686
                                                                                                                  ------------------
    ISRAEL 0.9%
  a Check Point Software Technologies Ltd. .....                    Software                      4,007,820              77,431,082
                                                                                                                  ------------------
    ITALY 0.9%
    Eni SpA ....................................           Oil, Gas & Consumable Fuels            2,541,076              76,504,511
                                                                                                                  ------------------
    JAPAN 9.0%
    Fuji Photo Film Co. Ltd. ...................          Leisure Equipment & Products            1,303,500              42,724,378
  a Konica Minolta Holdings Ltd. ...............               Office Electronics                 3,733,000              45,068,302
    Mitsubishi UFJ Financial Group Inc. ........                Commercial Banks                      8,025             110,239,762
    Nippon Telegraph & Telephone Corp. .........     Diversified Telecommunication Services          16,195              80,129,987


10 | Quarterly Statements of Investments

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON WORLD FUND                                            INDUSTRY                      SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    JAPAN (CONTINUED)
    Nomura Holdings Inc. .......................                 Capital Markets                  4,001,300       $      78,768,411
    Olympus Corp. ..............................        Health Care Equipment & Supplies            773,000              21,123,350
    Sompo Japan Insurance Inc. .................                    Insurance                     9,348,000             119,323,012
    Sony Corp. .................................               Household Durables                 2,499,200             112,769,788
    Sumitomo Mitsui Financial Group Inc. .......                Commercial Banks                     11,323             115,702,026
    Takeda Pharmaceutical Co. Ltd. .............                 Pharmaceuticals                  1,241,800              80,426,464
                                                                                                                  ------------------
                                                                                                                        806,275,480
                                                                                                                  ------------------
    NETHERLANDS 1.6%
    Koninklijke Philips Electronics NV .........               Household Durables                 2,902,435              91,290,048
    Reed Elsevier NV ...........................                      Media                       3,323,945              48,439,613
                                                                                                                  ------------------
                                                                                                                        139,729,661
                                                                                                                  ------------------
    NORWAY 1.0%
    Norske Skogindustrier ASA ..................             Paper & Forest Products              1,963,130              28,410,920
  c Norske Skogindustrier ASA, 144A ............             Paper & Forest Products                562,545               8,141,295
    Telenor ASA ................................     Diversified Telecommunication Services       4,292,960              54,186,212
                                                                                                                  ------------------
                                                                                                                         90,738,427
                                                                                                                  ------------------
    PHILIPPINES 0.2%
    Ayala Land Inc. ............................                   Real Estate                   81,688,000              20,476,088
                                                                                                                  ------------------
    SINGAPORE 0.4%
    Venture Corp. Ltd. .........................       Electronic Equipment & Instruments         5,585,000              39,963,589
                                                                                                                  ------------------
    SOUTH AFRICA 0.7%
    Old Mutual PLC (GBP Traded) ................                    Insurance                    19,091,570              60,081,785
                                                                                                                  ------------------
    SOUTH KOREA 3.7%
    Hana Financial Group Inc. ..................                Commercial Banks                    972,111              44,098,088
    Kookmin Bank ...............................                Commercial Banks                    533,593              43,727,881
    KT Corp., ADR ..............................     Diversified Telecommunication Services       2,120,300              46,752,615
    Samsung Electronics Co. Ltd. ...............    Semiconductors & Semiconductor Equipment        229,519             148,530,853
    Shinhan Financial Group Co. Ltd. ...........                Commercial Banks                    948,860              44,247,358
                                                                                                                  ------------------
                                                                                                                        327,356,795
                                                                                                                  ------------------
    SPAIN 1.8%
    Repsol YPF SA ..............................           Oil, Gas & Consumable Fuels            3,216,190              89,740,090
    Telefonica SA ..............................     Diversified Telecommunication Services       4,350,130              71,199,920
                                                                                                                  ------------------
                                                                                                                        160,940,010
                                                                                                                  ------------------
    TAIWAN 3.5%
    Chunghwa Telecom Co. Ltd., ADR .............     Diversified Telecommunication Services       3,425,800              70,194,642
    Compal Electronics Inc. ....................             Computers & Peripherals             61,990,170              63,470,503
    Lite-On Technology Corp. ...................             Computers & Peripherals             49,472,040              77,370,039
    Mega Financial Holding Co. Ltd. ............                Commercial Banks                 65,188,000              46,599,195
    Taiwan Semiconductor
      Manufacturing Co. Ltd. ...................    Semiconductors & Semiconductor Equipment     28,394,372              53,447,187
                                                                                                                  ------------------
                                                                                                                        311,081,566
                                                                                                                  ------------------
    UNITED KINGDOM 16.5%
    Amvescap PLC ...............................                 Capital Markets                 12,739,249             123,548,846
    Aviva PLC ..................................                    Insurance                     3,213,510              44,599,467
    BAE Systems PLC ............................               Aerospace & Defense               11,670,208              83,385,025


                                        Quarterly Statements of Investments | 11

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON WORLD FUND                                            INDUSTRY                      SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    UNITED KINGDOM (CONTINUED)
    Boots Group PLC ............................            Food & Staples Retailing              2,508,995       $      33,108,760
    BP PLC .....................................           Oil, Gas & Consumable Fuels           12,232,322             142,999,668
    British Sky Broadcasting Group PLC .........                      Media                      13,616,337             135,366,022
    Centrica PLC ...............................                 Multi-Utilities                 12,162,090              63,354,799
    Compass Group PLC ..........................          Hotels, Restaurants & Leisure          14,996,071              66,336,834
    GKN PLC ....................................                 Auto Components                 11,541,648              58,665,596
    GlaxoSmithKline PLC ........................                 Pharmaceuticals                  5,576,935             154,384,396
    Pearson PLC ................................                      Media                       9,399,292             126,846,236
    Reed Elsevier PLC ..........................                      Media                       1,986,500              19,321,374
    Royal Dutch Shell PLC, A ...................           Oil, Gas & Consumable Fuels            2,051,200              67,539,600
    Royal Dutch Shell PLC, B ...................           Oil, Gas & Consumable Fuels            3,253,830             111,619,558
    Unilever PLC ...............................                  Food Products                   4,243,755              94,855,896
    Vodafone Group PLC .........................       Wireless Telecommunication Services       39,943,913              91,897,104
    William Morrison Supermarkets PLC ..........            Food & Staples Retailing             14,966,108              54,796,996
                                                                                                                  ------------------
                                                                                                                      1,472,626,177
                                                                                                                  ------------------
    UNITED STATES 29.4%
    Abbott Laboratories ........................                 Pharmaceuticals                    860,100              36,726,270
    American International Group Inc. ..........                    Insurance                     1,038,600              63,146,880
  a Avaya Inc. .................................            Communications Equipment              4,834,650              57,097,217
  a Boston Scientific Corp. ....................        Health Care Equipment & Supplies          1,567,450              32,414,866
    Bristol-Myers Squibb Co. ...................                 Pharmaceuticals                  2,076,280              50,972,674
  a Cadence Design Systems Inc. ................                    Software                      6,118,800             110,383,152
    Chevron Corp. ..............................           Oil, Gas & Consumable Fuels            1,684,970             100,744,356
    CIGNA Corp. ................................        Health Care Providers & Services            571,710              53,020,385
  a Comcast Corp., A ...........................                      Media                       6,660,030             213,120,960
  a Convergys Corp. ............................                   IT Services                    3,164,370              58,983,857
  a The DIRECTV Group Inc. .....................                      Media                      11,111,850             195,124,086
  a EchoStar Communications Corp., A ...........                      Media                       3,412,800             102,145,104
    El Paso Corp. ..............................           Oil, Gas & Consumable Fuels            3,631,270              56,538,874
  a Expedia Inc. ...............................            Internet & Catalog Retail               719,100              10,218,411
    Fannie Mae .................................                Consumer Finance                  2,233,108             111,097,123
    General Electric Co. .......................            Industrial Conglomerates                646,420              22,146,349
  a Interpublic Group of Cos. Inc. .............                      Media                          29,742                 283,441
    JPMorgan Chase & Co. .......................         Diversified Financial Services           4,434,420             189,083,669
    Merck & Co. Inc. ...........................                 Pharmaceuticals                  2,939,080              97,841,973
    Merrill Lynch & Co. Inc. ...................                 Capital Markets                  2,851,668             206,489,280
    Microsoft Corp. ............................                    Software                      4,029,680              91,272,252
    News Corp., A ..............................                      Media                      11,369,320             216,812,932
    Noble Corp. ................................           Energy Equipment & Services              772,910              53,740,432
  a Pactiv Corp. ...............................             Containers & Packaging               1,173,700              28,955,179
    Pfizer Inc. ................................                 Pharmaceuticals                    451,400              10,680,124
    R. R. Donnelley & Sons Co. .................         Commercial Services & Supplies           1,764,250              56,773,565
  a Reliant Energy Inc. ........................               Electric Utilities                 2,995,810              34,901,187
    TECO Energy Inc. ...........................                 Multi-Utilities                  2,301,100              34,562,522
  a Tenet Healthcare Corp. .....................        Health Care Providers & Services         13,600,050             107,712,396
    Time Warner Inc. ...........................                      Media                       2,562,100              44,093,741
    Torchmark Corp. ............................                    Insurance                     1,557,920              91,730,330


12 | Quarterly Statements of Investments

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON WORLD FUND                                            INDUSTRY                      SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    UNITED STATES (CONTINUED)
    Tyco International Ltd. ....................               Industrial Conglomerates           1,401,600       $      37,997,376
    Willis Group Holdings Ltd. .................                      Insurance                   1,422,700              49,438,825
                                                                                                                  ------------------
                                                                                                                      2,626,249,788
                                                                                                                  ------------------
    TOTAL COMMON STOCKS
      (COST $6,336,435,577) ....................                                                                      8,057,483,292
                                                                                                                  ------------------
    PREFERRED STOCKS 1.5%
    BRAZIL 0.3%
    Companhia Vale do Rio Doce,
      ADR, pfd., A .............................                   Metals & Mining                  631,500              24,634,815
                                                                                                                  ------------------
    SOUTH KOREA 0.8%
    Samsung Electronics Co. Ltd., pfd. .........    Semiconductors & Semiconductor Equipment        154,200              75,820,027
                                                                                                                  ------------------
    UNITED STATES 0.4%
    XL Capital Ltd., 6.50%, cvt. pfd. ..........                    Insurance                     1,706,700              36,523,380
                                                                                                                  ------------------
    TOTAL PREFERRED STOCKS
      (COST $63,225,257) .......................                                                                        136,978,222
                                                                                                                  ------------------

                                                                                              -------------
                                                                                                PRINCIPAL
                                                                                                 AMOUNT d
                                                                                              -------------
    BONDS & NOTES 1.3%
    AUSTRALIA 0.1%
    New South Wales Treasury Corp., 8.00%, 3/01/08                                               17,170,000 AUD          13,363,224
                                                                                                                  ------------------
    CANADA 0.1%
    Government of Canada,
      3.25%, 12/01/06 ..........................                                                  5,150,000 CAD           4,655,114
      6.00%, 6/01/11 ...........................                                                  8,030,000 CAD           7,824,108
                                                                                                                  ------------------
                                                                                                                         12,479,222
                                                                                                                  ------------------
    LUXEMBOURG 0.6%
  c Repcon Luxembourg SA, cvt., 144A, 4.50%, 1/26/11                                             41,250,000              52,645,312
                                                                                                                  ------------------
    SINGAPORE 0.1%
    Government of Singapore, 1.75%, 2/01/07                                                       7,300,000 SGD           4,595,089
                                                                                                                  ------------------
    SWEDEN 0.1%
    Government of Sweden, 5.50%, 10/08/12                                                        48,680,000 SEK           7,407,929
                                                                                                                  ------------------
    UNITED STATES 0.3%
    Federal Home Loan Mortgage Corp., 5.50%, 12/01/35                                            24,323,757              23,465,377
                                                                                                                  ------------------
    TOTAL BONDS & NOTES
      (COST $103,817,546) ......................                                                                        113,956,153
                                                                                                                  ------------------
    TOTAL LONG TERM INVESTMENTS
      (COST $6,503,478,380) ....................                                                                      8,308,417,667
                                                                                                                  ------------------


                                        Quarterly Statements of Investments | 13

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON WORLD FUND                                                                     PRINCIPAL AMOUNT d          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 7.7%
    GOVERNMENT AND AGENCY SECURITIES 7.7%
    IRELAND 0.6%
  e Bank of Scotland, Time Deposit,
      7/07/06 ..................................                                                 25,000,000 EUR   $      31,950,800
  e Royal Bank of Scotland Group PLC,
      Time Deposit, 6/01/06 ....................                                                 17,370,000 GBP          22,349,112
                                                                                                                  ------------------
                                                                                                                         54,299,912
                                                                                                                  ------------------
    SWEDEN 0.1%
  e Government of Sweden, Strip, 12/20/06 ......                                                 35,600,000 SEK           4,863,585
                                                                                                                  ------------------
    UNITED STATES 7.0%
  e Federal Home Loan Bank,
      6/01/06 - 8/28/06 ........................                                                433,396,000             429,606,000
  e Federal National Mortgage Association,
      6/01/06 ..................................                                                200,000,000             200,000,000
                                                                                                                  ------------------
                                                                                                                        629,606,000
                                                                                                                  ------------------
    TOTAL SHORT TERM INVESTMENTS
      (COST $688,205,114) ......................                                                                        688,769,497
                                                                                                                  ------------------
    TOTAL INVESTMENTS
      (COST $7,191,683,494) 100.6% .............                                                                      8,997,187,164
    OTHER ASSETS,
      LESS LIABILITIES (0.6)% ..................                                                                        (52,611,082)
                                                                                                                  ------------------
    NET ASSETS 100.0% ..........................                                                                  $   8,944,576,082
                                                                                                                  ==================

See Currency and Selected Portfolio Abbreviations on page 15.

a     Non-income producing.

b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At May 31, 2006, the value of this security was $155,255,592, representing 1.74% of net assets.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At May 31, 2006, the aggregate value of these securities was $60,786,607, representing 0.68% of net assets.

d     The principal amount is stated in U.S. dollars unless otherwise indicated.

e     The security is traded on a discount basis with no stated coupon rate.


14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Templeton Funds, Inc.

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

CURRENCY ABBREVIATIONS

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
FIM - Finnish Markka
GBP - British Pound
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thailand Baht

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt


                                                              Annual Report | 15

Templeton Funds, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Funds, Inc. is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two series (the Funds).

1. INCOME TAXES

At May 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                     -------------------------------------
                                                         TEMPLETON           TEMPLETON
                                                          FOREIGN              WORLD
                                                            FUND                FUND
                                                     -------------------------------------
Cost of investments ..............................   $ 14,407,121,363     $ 7,224,502,057
                                                     =====================================

Unrealized appreciation ..........................   $  4,358,953,684     $ 1,896,417,050
Unrealized depreciation ..........................       (197,616,193)       (123,731,943)
                                                     -------------------------------------
Net unrealized appreciation (depreciation)           $  4,161,337,491     $ 1,772,685,107
                                                     =====================================

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Templeton Foreign Fund for the period ended May 31, 2006 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                            NUMBER OF SHARES                          NUMBER OF SHARES    VALUE AT
                           HELD AT BEGINNING     GROSS       GROSS       HELD AT END       END OF      INVESTMENT  REALIZED CAPITAL
NAME OF ISSUER                 OF PERIOD       ADDITIONS  REDUCTIONS      OF PERIOD        PERIOD        INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Compal Electronics Inc.      105,136,780      78,697,000      --         183,833,780    $188,223,755     $ --            $ --
                                                                                        ============================================
TOTAL NON-CONTROLLED AFFILIATED SECURITIES (1.00% of Net Assets)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


16 | Quarterly Statements of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 27, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date July 27, 2006